Shareholder Report, Holdings (Details) - C000246764 [Member]	Nov. 30, 2024
Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%	[1]
Novo Nordisk A S Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%	[1]
RELX PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[1]
L Air Liquide SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[1]
HDFC Bank Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[1]
Keyence Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[1]
LVMH Moet Hennessy Louis Vuitton SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[1]
Assa Abloy AB Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[1]
AstraZeneca PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[1]
Shell PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[1]
Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.40%	[2]
CANADA
Holdings [Line Items]
Percent of Net Asset Value	6.30%
GERMANY
Holdings [Line Items]
Percent of Net Asset Value	9.10%
DENMARK
Holdings [Line Items]
Percent of Net Asset Value	5.00%
FRANCE
Holdings [Line Items]
Percent of Net Asset Value	10.80%
UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	15.30%
JAPAN
Holdings [Line Items]
Percent of Net Asset Value	7.40%
NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	5.10%
SWEDEN
Holdings [Line Items]
Percent of Net Asset Value	5.50%
TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	6.60%
UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	10.80%
Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)

[1]	Excludes short-term securities.
[2]	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.